CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenues	$ 4	$ 113	$ 758
TOTAL REVENUES	4	113	758
Cost of revenues	0	(590)	(67,778)
GROSS LOSS	4	(477)	(67,020)
OPERATING EXPENSES
Selling, general and administrative expenses	134,953	117,177	388,066
TOTAL OPERATING EXPENSES	134,953	117,177	388,066
LOSS FROM OPERATIONS	(134,949)	(177,654)	(455,086)
OTHER INCOME (EXPENSES)
Other income	10,765	0	60,035
Gain on dissolution of subsidiaries	0	0	223,953
Interest income	5	14	32
Other expense	(24,785)	0	(8,500)
Interest expense	0	0	(665,875)
TOTAL OTHER INCOME (EXPENSES)	(148,964)	14	(390,355)
LOSS BEFORE INCOME TAXES AND NONCONTROLLING INTEREST	(148,964)	(117,640)	(845,441)
INCOME TAX EXPENSE	0	0	0
NET LOSS	(148,964)	(117,640)	(845,441)
Net income attributable to noncontrolling interests	0	0	0
Net loss attributable to UMeWorld Limited stockholders	(148,964)	(117,640)	(845,411)
Comprehensive loss
Net loss	(148,964)	(117,640)	(845,441)
Foreign currency translation income (loss)	25,115	49	682
Total comprehensive loss	(123,849)	(117,591)	(844,759)
Less: comprehensive income attributable to noncontrolling Interests	0	0	0
Comprehensive loss attributable to UMeWorld Limited stockholders	$ (123,849)	$ (117,591)	$ (844,759)
Net loss per share attributable to UMeWorld Limited stockholders
Basic and diluted	$ (0.00)	$ (0.00)	$ (0.01)
Weighted average number of common shares outstanding
Basic and diluted	107,005,276	104,524,189	89,375,475